Supplemental Guarantor Condensed Consolidating Financial Statements (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Transaction and processing service fees	$ 1,620.2			$ 1,612.1								$ 4,792.5		$ 4,787.6		$ 6,452.1		$ 6,330.0		$ 6,181.5
Product sales and other	215.5	[1]		217.5	[1]							622.8	[1]	637.9	[1]	866.7	[2]	852.1	[2]	809.3	[2]
Reimbursable debit network fees, postage and other	876.4			844.4								2,596.5		2,498.0		3,361.5		3,531.5		3,389.6
Total revenues	2,712.1		2,756.8	2,674.0		2,685.5	2,564.0	2,687.8	2,731.8	2,749.8	2,544.2	8,011.8		7,923.5		10,680.3		10,713.6		10,380.4
Expenses:
Cost of services (exclusive of items shown below)	708.6			729.0								2,119.2		2,137.8		2,863.5		2,888.4		3,023.3
Cost of products sold	80.9			80.1								246.9		251.3		336.3		369.6		375.2
Selling, general and administrative	463.6			467.9								1,420.1		1,373.3		1,825.4		1,693.7		1,579.7
Reimbursable debit network fees, postage and other	876.4			844.4								2,596.5		2,498.0		3,361.5		3,531.5		3,389.6
Depreciation and amortization	271.3			293.5								818.2		897.1		1,191.6		1,245.0		1,414.4
Other operating expenses:
Restructuring, net	7.8			7.2								46.0		24.1		23.1		46.4		72.0
Impairments														5.1		5.1				11.5
Total expenses	2,408.6		2,419.8	2,422.1		2,417.6	2,347.0	2,358.0	2,438.6	2,537.8	2,437.7	7,246.9		7,186.7		9,606.5		9,772.1		9,863.7
Operating profit	303.5		337.0	251.9		267.9	217.0	329.8	293.2	212.0	106.5	764.9		736.8		1,073.8		941.5		516.7
Interest income	2.7		2.5	2.1		1.7	2.5	2.5	1.6	1.9	1.9	8.0		6.3		8.8		7.9		7.8
Interest expense	(469.0)		(467.4)	(488.6)		(480.7)	(461.1)	(461.8)	(466.7)	(462.3)	(442.3)	(1,410.2)		(1,430.4)		(1,897.8)		(1,833.1)		(1,796.6)
Other income (expense)	(36.2)		(11.5)	(52.0)		(22.6)	(8.2)	56.4	95.4	(1.4)	(26.3)	(20.9)		(82.8)		(94.3)		124.1		(15.9)
Non-operating income (expense)	(502.5)			(538.5)								(1,423.1)		(1,506.9)		(1,983.3)		(1,701.1)		(1,804.7)
Loss before income taxes and equity earnings in affiliates	(199.0)		(139.4)	(286.6)		(233.7)	(249.8)	(73.1)	(76.5)	(249.8)	(360.2)	(658.2)		(770.1)		(909.5)		(759.6)		(1,288.0)
Income tax (benefit) expense	28.6		28.3	(69.4)		(74.7)	(108.2)	(15.1)	(18.9)	(88.1)	(148.0)	101.7		(252.3)		(224.0)		(270.1)		(323.8)
Equity earnings in affiliates	47.3		43.7	43.0		44.0	27.5	44.4	47.8	33.5	27.7	136.0		114.5		158.2		153.4		117.3
Net loss	(180.3)		(124.0)	(174.2)		(115.0)	(114.1)	(13.6)	(9.8)	(128.2)	(184.5)	(623.9)		(403.3)		(527.3)		(336.1)		(846.9)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	39.2		55.0	37.8		42.4	38.4	55.7	44.1	47.6	32.6	122.1		118.6		173.6		180.0		174.9
Net loss attributable to First Data Corporation	(219.5)		(179.0)	(212.0)		(157.4)	(152.5)	(69.3)	(53.9)	(175.8)	(217.1)	(746.0)		(521.9)		(700.9)		(516.1)		(1,021.8)
Comprehensive (loss) income	(99.5)			(55.1)								(687.7)		(327.0)		(477.8)		(304.5)		(805.2)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	41.6			41.3								122.5		119.1		176.9		173.1		171.8
Comprehensive loss attributable to First Data Corporation	(141.1)			(96.4)								(810.2)		(446.1)		(654.7)		(477.6)		(977.0)
FDC Parent Company
Expenses:
Selling, general and administrative	27.0			44.7								93.7		105.6		89.4		107.8		264.7
Depreciation and amortization	1.8			1.9								5.5		6.0		8.1		8.3		7.6
Other operating expenses:
Restructuring, net	3.2											17.1		(0.2)		(0.2)		(0.6)		12.7
Total expenses	32.0			46.6								116.3		111.4		97.3		113.0		285.0
Operating profit	(32.0)			(46.6)								(116.3)		(111.4)		(97.3)		(113.0)		(285.0)
Interest income												0.1		0.1		0.1		0.3		1.0
Interest expense	(464.5)			(483.8)								(1,397.2)		(1,416.8)		(1,880.4)		(1,812.9)		(1,775.2)
Interest income (expense) from intercompany notes	79.2			78.1								236.3		234.4		313.0		306.7		230.3
Other income (expense)	(50.3)			(53.8)								(30.1)		(78.7)		(102.1)		59.0		2.8
Equity earnings from consolidated subsidiaries	157.2			128.5								371.1		375.9		522.6		452.2		249.8
Non-operating income (expense)	(278.4)			(331.0)								(819.8)		(885.1)		(1,146.8)		(994.7)		(1,291.3)
Loss before income taxes and equity earnings in affiliates	(310.4)			(377.6)								(936.1)		(996.5)		(1,244.1)		(1,107.7)		(1,576.3)
Income tax (benefit) expense	(90.9)			(165.6)								(190.1)		(474.6)		(543.2)		(591.6)		(554.5)
Net loss	(219.5)			(212.0)								(746.0)		(521.9)		(700.9)		(516.1)		(1,021.8)
Net loss attributable to First Data Corporation	(219.5)			(212.0)								(746.0)		(521.9)		(700.9)		(516.1)		(1,021.8)
Comprehensive (loss) income	(141.1)			(96.4)								(810.2)		(446.1)		(654.7)		(477.6)		(976.8)
Comprehensive loss attributable to First Data Corporation	(141.1)			(96.4)								(810.2)		(446.1)		(654.7)		(477.6)		(976.8)
Guarantor Subsidiaries
Revenues:
Transaction and processing service fees	1,065.4			1,051.2								3,132.3		3,112.5		4,180.5		4,055.9		4,001.7
Product sales and other	143.3			144.6								409.0		423.9		569.8		551.4		542.6
Reimbursable debit network fees, postage and other	631.5			610.7								1,869.5		1,816.2		2,430.3		2,445.0		2,299.8
Total revenues	1,840.2			1,806.5								5,410.8		5,352.6		7,180.6		7,052.3		6,844.1
Expenses:
Cost of services (exclusive of items shown below)	461.6			494.4								1,401.4		1,361.1		1,829.6		1,896.4		1,949.6
Cost of products sold	61.2			62.2								185.0		192.1		252.9		274.7		257.8
Selling, general and administrative	302.2			293.5								923.4		877.2		1,217.3		1,095.4		877.2
Reimbursable debit network fees, postage and other	631.5			610.7								1,869.5		1,816.2		2,430.3		2,445.0		2,299.8
Depreciation and amortization	162.9			175.3								490.5		541.4		718.9		743.1		937.9
Other operating expenses:
Restructuring, net	4.8			5.7								24.8		7.3		7.6		23.1		46.0
Impairments														5.1		5.1				7.8
Total expenses	1,624.2			1,641.8								4,894.6		4,800.4		6,461.7		6,477.7		6,374.1
Operating profit	216.0			164.7								516.2		552.2		718.9		574.6		470.0
Interest income												0.1		0.3		0.3		0.6		1.1
Interest expense	(3.0)			(2.3)								(7.6)		(5.7)		(7.3)		(7.6)		(6.4)
Interest income (expense) from intercompany notes	(77.5)			(80.0)								(233.4)		(240.0)		(320.0)		(311.9)		(249.7)
Other income (expense)	2.3			(8.7)								4.9		(8.5)		(8.1)		68.4		31.8
Equity earnings from consolidated subsidiaries	30.4			39.6								103.5		121.0		179.7		133.9		150.2
Non-operating income (expense)	(47.8)			(51.4)								(132.5)		(132.9)		(155.4)		(116.6)		(73.0)
Loss before income taxes and equity earnings in affiliates	168.2			113.3								383.7		419.3		563.5		458.0		397.0
Income tax (benefit) expense	68.6			67.5								185.0		199.8		273.7		243.4		124.3
Equity earnings in affiliates	47.3			42.7								135.4		113.3		157.4		153.6		117.7
Net loss	146.9			88.5								334.1		332.8		447.2		368.2		390.4
Net loss attributable to First Data Corporation	146.9			88.5								334.1		332.8		447.2		368.2		390.4
Comprehensive (loss) income	136.3			109.9								285.2		348.0		448.6		418.2		399.5
Comprehensive loss attributable to First Data Corporation	136.3			109.9								285.2		348.0		448.6		418.2		399.5
Non-Guarantor Subsidiaries
Revenues:
Transaction and processing service fees	610.1			608.8								1,826.6		1,818.3		2,471.8		2,437.1		2,328.3
Product sales and other	87.7			88.2								259.0		258.5		355.8		358.2		319.3
Reimbursable debit network fees, postage and other	244.9			234.9								727.0		704.4		953.8		1,159.1		1,160.3
Total revenues	942.7			931.9								2,812.6		2,781.2		3,781.4		3,954.4		3,807.9
Expenses:
Cost of services (exclusive of items shown below)	302.3			282.5								884.2		919.9		1,234.1		1,155.0		1,222.2
Cost of products sold	35.2			33.2								107.1		103.7		142.3		152.4		170.0
Selling, general and administrative	134.4			129.7								403.0		390.5		518.7		490.5		437.8
Reimbursable debit network fees, postage and other	244.9			234.9								727.0		704.4		953.8		1,159.1		1,160.3
Depreciation and amortization	106.6			116.3								322.2		349.7		464.6		493.6		468.9
Other operating expenses:
Restructuring, net	(0.2)			1.5								4.1		17.0		15.7		23.9		13.3
Impairments																				3.7
Total expenses	823.2			798.1								2,447.6		2,485.2		3,329.2		3,474.5		3,476.2
Operating profit	119.5			133.8								365.0		296.0		452.2		479.9		331.7
Interest income	2.7			2.1								7.8		5.9		8.4		7.0		5.7
Interest expense	(1.5)			(2.5)								(5.4)		(7.9)		(10.1)		(12.6)		(15.0)
Interest income (expense) from intercompany notes	(1.7)			1.9								(2.9)		5.6		7.0		5.2		19.4
Other income (expense)	11.8			10.5								4.3		4.4		15.9		(3.3)		(24.5)
Non-operating income (expense)	11.3			12.0								3.8		8.0		21.2		(3.7)		(14.4)
Loss before income taxes and equity earnings in affiliates	130.8			145.8								368.8		304.0		473.4		476.2		317.3
Income tax (benefit) expense	50.9			28.7								106.8		22.5		45.5		78.1		106.4
Equity earnings in affiliates				0.3								0.6		1.2		0.8		(0.2)		1.5
Net loss	79.9			117.4								262.6		282.7		428.7		397.9		212.4
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	14.2			14.9								39.3		43.9		61.9		59.6		49.1
Net loss attributable to First Data Corporation	65.7			102.5								223.3		238.8		366.8		338.3		163.3
Comprehensive (loss) income	180.6			209.0								200.2		279.6		421.5		319.0		207.2
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	16.6			18.4								39.7		44.4		65.2		52.7		46.0
Comprehensive loss attributable to First Data Corporation	164.0			190.6								160.5		235.2		356.3		266.3		161.2
Consolidation Adjustments
Revenues:
Transaction and processing service fees	(55.3)			(47.9)								(166.4)		(143.2)		(200.2)		(163.0)		(148.5)
Product sales and other	(15.5)			(15.3)								(45.2)		(44.5)		(58.9)		(57.5)		(52.6)
Reimbursable debit network fees, postage and other				(1.2)										(22.6)		(22.6)		(72.6)		(70.5)
Total revenues	(70.8)			(64.4)								(211.6)		(210.3)		(281.7)		(293.1)		(271.6)
Expenses:
Cost of services (exclusive of items shown below)	(55.3)			(47.9)								(166.4)		(143.2)		(200.2)		(163.0)		(148.5)
Cost of products sold	(15.5)			(15.3)								(45.2)		(44.5)		(58.9)		(57.5)		(52.6)
Reimbursable debit network fees, postage and other				(1.2)										(22.6)		(22.6)		(72.6)		(70.5)
Other operating expenses:
Total expenses	(70.8)			(64.4)								(211.6)		(210.3)		(281.7)		(293.1)		(271.6)
Other income (expense)																				(26.0)
Equity earnings from consolidated subsidiaries	(187.6)			(168.1)								(474.6)		(496.9)		(702.3)		(586.1)		(400.0)
Non-operating income (expense)	(187.6)			(168.1)								(474.6)		(496.9)		(702.3)		(586.1)		(426.0)
Loss before income taxes and equity earnings in affiliates	(187.6)			(168.1)								(474.6)		(496.9)		(702.3)		(586.1)		(426.0)
Equity earnings in affiliates																				(1.9)
Net loss	(187.6)			(168.1)								(474.6)		(496.9)		(702.3)		(586.1)		(427.9)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	25.0			22.9								82.8		74.7		111.7		120.4		125.8
Net loss attributable to First Data Corporation	(212.6)			(191.0)								(557.4)		(571.6)		(814.0)		(706.5)		(553.7)
Comprehensive (loss) income	(275.3)			(277.6)								(362.9)		(508.5)		(693.2)		(564.1)		(435.1)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	25.0			22.9								82.8		74.7		111.7		120.4		125.8
Comprehensive loss attributable to First Data Corporation	$ (300.3)			$ (300.5)								$ (445.7)		$ (583.2)		$ (804.9)		$ (684.5)		$ (560.9)

[1]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $40.3 million and $122.0 million for the three and nine months ended September 30, 2013, respectively, and $40.7 million and $119.4 million for the comparable periods in 2012.
[2]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $159.8 million, $146.0 million and $134.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.